SUBSEQUENT EVENTS (Details Narrative) - USD ($)						12 Months Ended
	Jan. 13, 2023	Nov. 16, 2022	Sep. 09, 2022	Jul. 22, 2022	Jun. 30, 2021	Dec. 31, 2022	Jan. 20, 2023
Subsequent Event [Line Items]
Balance, shares				6,896,903	150,000,000	8,500
Subsequent Event [Member] | Chief Executive Officer [Member] | Four Quarterly Bonuses [Member]
Subsequent Event [Line Items]
Quarterly bonuses							$ 250,000
Series Z Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares converted		250,000	475,000
Balance, shares		61	117
Series Z Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares converted	72
Balance, shares	288,494